Long-term debt (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of long term debt

	June 30, 2026	June 30, 2025
Long-term loans	$50,876	$52,739
Construction loans	13,978	9,573
Highly Affected Sectors Credit Availability Program	537	648
Total	65,391	62,960
Less: current portion	13,613	9,170
Long-term portion	$51,778	$53,790

Schedule of estimated principal repayments	Estimated principal repayments for the Company’s long-term debt are as follows:
2027	$13,613
2028	6,149
2029	12,075
2030	6,058
2031 onwards	27,496
Total	$65,391